EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net (loss) income	$ (4,905,000)	$ (3,824,000)
Weighted-average shares outstanding — basic	12,619,512	10,402,508
Effect of dilutive instruments:
Weighted-average shares outstanding — diluted	12,619,512	10,402,508
Earnings per share:
Basic	$ (0.39)	$ (0.37)
Diluted	$ (0.39)	$ (0.37)
Open World Ltd. [Member]
Net (loss) income	$ (20,229,064)	$ 25,046,569
Weighted-average shares outstanding — basic	107,042	102,346
Effect of dilutive instruments:
– Simple agreements for future equity (SAFEs)		12,337
Weighted-average shares outstanding — diluted	107,042	114,683
Earnings per share:
Basic	$ (189)	$ 245
Diluted	$ (189)	$ 218